Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per common share are as follows:
	Six months ended June 30,	Six months ended June 30,
	2022	2023
Net income and comprehensive income from continuing operations, net of taxes	$40,432,494	$1,676,753
Net income and comprehensive income from discontinued operations, net of taxes	7,297,290	17,339,332
Net income and comprehensive income	47,729,784	19,016,085
Weighted average number of common shares outstanding, basic and diluted	94,610,088	94,784,704
Earnings per common share, basic and diluted, continuing operations	0.43	0.02
Earnings per common share, basic and diluted, discontinued operations	0.08	0.18
Earnings per common share, basic and diluted, total	0.50	0.20